Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions	Jan. 01, 2018	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Right of use Assets, IFRS 16 (Assets)		€ 1,300
Lease Liabilities per IFRS 16 (liabilities)		1,300
Remeasurement impact	€ 361
Remeasurement, financial assets	(1,085)
Remeasurement, financial liabilities	(77)
Other assets [member]
Disclosure of significant accounting policies [line items]
Remeasurement, financial assets	284
Other liabilities [member]
Disclosure of significant accounting policies [line items]
Remeasurement, financial liabilities	(77)
Provision on off balance sheet positions [Member]
Disclosure of significant accounting policies [line items]
Remeasurement, financial liabilities	11
Deferred and current tax liabilities [Member]
Disclosure of significant accounting policies [line items]
Remeasurement, financial liabilities	72
Financial Assets Impaired [member]
Disclosure of significant accounting policies [line items]
Remeasurement, financial assets	795	€ 795
Deferred and current tax assets [Member]
Disclosure of significant accounting policies [line items]
Remeasurement, financial assets	328
Associates [member]
Disclosure of significant accounting policies [line items]
Remeasurement, financial assets	(28)
In accordance with IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Total Estimated impact of adopting IFRS 9 on shareholders' equity as at 1 January 2018	€ 1,000